Borrowings	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Borrowings
19	BORROWINGS
Borrowings at March 31, 2023 and
2022
consisted of the following:

	At March 31,
	2023	2022
	(In millions)
Unsubordinated borrowings	¥13,532,217	¥18,766,117
Subordinated borrowings	186,218	234,680
Liabilities associated with securitization transactions	1,236,369	1,200,147
Lease liabilities	416,997	383,707

Total borrowings	¥15,371,801	¥20,584,651